CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 57,336	$ 54,623
Short-term bank deposits		49,000	36,500
Trade receivables (net of allowance for credit loss of $9,104 and $12,214 at December 31, 2024 and 2023, respectively)		46,880	66,888
Other accounts receivable and prepaid expenses		49,505	25,489
Held for sale asset		33,146	0
Inventories		112,609	136,446
Total current assets		348,476	319,946
LONG-TERM ASSETS:
Severance pay fund		1,526	1,994
Deferred tax assets, net		2,910	3,061
Long-term deposits and other		4,750	4,961
Property, plant and equipment, net		75,724	123,480
Operating lease right-of-use assets	[1]	115,392	120,156
Intangible assets, net		263	6,257
Total long-term assets		200,565	259,909
Total assets		549,041	579,855
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long- term bank loan		4,555	5,118
Trade payables		52,838	42,848
Related party		206	257
Short term legal settlements and loss contingencies		42,706	16,106
Accrued expenses and other liabilities		51,383	56,894
Total current liabilities		151,688	121,223
LONG-TERM LIABILITIES:
Long-term loan from related parties		444	479
Long-term bank loan		0	2,070
Accrued severance pay		2,978	3,065
Deferred tax liabilities, net		2,439	3,006
Long-term warranty provision		902	1,204
Long term legal settlements and loss contingencies		9,492	11,814
Long-term operating lease liabilities		107,313	114,146
Total long-term liabilities		123,568	135,784
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST		2,200	7,789
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2024 and 2023; 35,652,146 and 35,635,548 issued at December 31, 2024 and 2023, respectively; 34,549,050 and 34,532,452 shares outstanding at December 31, 2024 and 2023, respectively		371	371
Additional paid-in capital		166,500	164,456
Capital fund related to non-controlling interest		(5,587)	(5,587)
Accumulated other comprehensive loss, net		(14,870)	(8,402)
Retained earnings		164,601	203,651
Treasury shares at cost - 1,103,096 ordinary shares at December 31, 2024 and 2023		(39,430)	(39,430)
Total equity		271,585	315,059
Total liabilities and equity		$ 549,041	$ 579,855

[1]	Following the closure of Sdot Yam plant, the Company evaluated it's right of use asset resulted from non-cancelable lease agreement effective through 2032. Based on future estimated sublease the Company recorded an impairment of $16,575 during 2023. No additional impairment was identified during 2024.